Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans		$ 428,844	$ 1,507,159
Huaxia Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	[1]	428,844	411,043
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	[2]		$ 1,096,116

[1]

On December 20, 2024, Xinjiang United Family entered into a loan agreement with Huaxia Bank to borrow RMB3.0 million ($411,043) as working capital for three months, with a maturity date of March 19, 2025. The loan bears a fixed interest rate of 5.00% per annum. The loan was guaranteed by Ms. Baolin Wang, the legal representative of Xinjiang United Family, and Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li, the Chairman of the Company. The loan was repaid on March 19, 2025.

Subsequently, on March 24, 2025, Xinjiang United Family entered into another loan agreement with Huaxia Bank to borrow RMB3.0 million ($428,844) as working capital for a year, with a maturity date of March 24, 2026. This loan bears a fixed interest rate of 3.5% per annum. The loan was guaranteed by Ms. Baolin Wang, and Urumqi Meihe Cancer Rehabilitation Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li’s family member. The loan was repaid in full upon maturity.

[2]	On September 12, 2024, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,370,145) as working capital for a year, with a maturity date of September 11, 2025. The loan bears a fixed interest rate of 3.45% per annum. The Company is required to make a quarterly installment payment of RMB 2.0 million ($274,029) within the term of the loan, with last installment of RMB 4.0 million ($548,058) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong. In addition, Xinjiang United Family pledged its trademark rights as collateral to guarantee the Company’s loan from Bank of China. Such trademarks are internally developed and have been expensed as incurred under U.S. GAAP, and therefore have no carrying value in the consolidated financial statements. The loan was repaid in full upon maturity.